General (ALS Transaction) (Details) (USD $)					0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012		Dec. 31, 2011	Nov. 14, 2012 Aircraft Lease Securitisation [Member]	Dec. 31, 2012 Aircraft Lease Securitisation [Member]	Dec. 31, 2013 Aircraft Lease Securitisation [Member]	Dec. 31, 2012 Aircraft Lease Securitisation [Member]	Oct. 31, 2012 Aircraft Lease Securitisation [Member] item
Variable Interest Entity [Line Items]
Ownership of E Note Sold					100.00%
Monthly payment on coupon liability							$ 2,500,000
Number of aircraft	236								50
Asset	9,451,141,000	8,633,798,000	[1]	9,115,000,000					1,000,000,000
Debt	7,021,909,000	6,510,892,000	[1]	6,832,000,000					500,000,000
Loss on sale of ALS portfolio						(54,600,000)
Transaction expenses								13,500,000
Notes payable	6,236,892,000	5,803,499,000	[1]	6,111,000,000		97,100,000	71,100,000	97,100,000
Debt, effective rate						5.50%		5.50%
Notes receivable	$ 75,788,000	$ 78,163,000	[1]	$ 5,000,000		$ 67,300,000	$ 72,800,000	$ 67,300,000
Note receivables, effective interest rate						6.80%

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.